November 19, 2009	Kathy Kresch Ingber D 202.778.9015 F 202.778.9100 kathy.ingber@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	First Investors Equity Funds
File Nos. 033-46924 and 811-06618
Post-Effective Amendment No. 51

Ladies and Gentleman:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of First Investors Funds (the “Registrant”), is Post-Effective Amendment No. 51 to the currently effective Registration Statement on Form N-1A (the “Amendment”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The purposes of this Amendment are to: (i) reflect the amendments made to the Form N-1A by the Securities and Exchange Commission; (ii) update the Funds’ principal investment strategies and risk disclosure; and (iii) make certain non-material changes to the registration statement. The Registrant will file by subsequent amendment its financial statements for the fiscal year ending September 30, 2009.

The Registrant requests that this filing be made effective January 28, 2010, pursuant to Rule 485(a)(1) under the 1933 Act. If you have any questions or comments concerning this filing, please do not hesitate to contact me at (202) 778-9015.

Sincerely,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber

Attachments

cc:	Larry R. Lavoie
Russell Shepherd
First Investors Management Company, Inc.